   As filed with the Securities and Exchange Commission on  November 1, 1996

                                                               File No. 33-79742
                                                                        811-8546

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                     -------------------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /

                          Pre-Effective Amendment No.                     / /

                        Post-Effective Amendment No. 3                    /X/

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

                                AMENDMENT NO. 4                           /X/

                            THE BRAMWELL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                   745 Fifth Avenue, New York, New York 10151
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 308-0505

                     -------------------------------------

                             Elizabeth R. Bramwell
                            The Bramwell Funds, Inc.
                   745 Fifth Avenue, New York, New York 10151
               (Name and address of agent for service of process)

                     ------------------------------------

 It is proposed that this filing will become effective (check appropriate box)

               immediately upon filing pursuant to paragraph (b)
         -----
            x   on November 1, 1996 pursuant to paragraph (b)
         -----
                60 days after filing pursuant to paragraph (a)
         -----
                on (date) pursuant to paragraph (a) of Rule 485
         -----
                75 days after filing pursuant to paragraph (a)(2) of Rule 485
         -----
                on (date) pursuant to paragraph (a)(2) of Rule 485.
         -----



                  Page 1 of _____ sequentially numbered pages
                           Exhibit Index on page ____

                            The Bramwell Funds, Inc.
                             CROSS REFERENCE SHEET
                            (as required by 495(a))

N-1A Item                                                           Caption in Prospectus
---------                                                           ---------------------

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Item 1.          Cover Page                                         Cover Page

Item 2.          Synopsis                                           Expense Summary

Item 3.          Condensed Financial Information                    Supplement to Prospectus

Item 4.          General Description of Registrant                  General Description of the Fund; Investment Objectives;
                                                                    Investment Policies; Risks; Investment Techniques

Item 5.          Management of the Fund                             Management of the Fund; Custodian and Transfer and Dividend
                                                                    Disbursing Agent

Item 5A.         Management's Discussion of Fund                    Management's Discussion of Fund Performance
                 Performance

Item 6.          Capital Stock and Other Securities                 Capital Structure; Dividends and Distributions; Taxes;
                                                                    Information for Shareholders

Item 7.          Purchase of Securities Being Offered               Investing in The Bramwell Growth Fund; How to Purchase The
                                                                    Bramwell Growth Fund Shares; Shareholder Services; Service and
                                                                    Distribution Plan; Share Price and Determination of Net Asset
                                                                    Value

Item 8.          Redemption or Repurchase                           How to Sell (Redeem) The Bramwell Growth Fund Shares

Item 9.          Pending Legal Proceedings                          Not Applicable


PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                                    Caption in
                                                                    Prospectus* or Statement of
                                                                    Additional Information**
                                                                    ---------------------------

Item 10.         Cover Page                                         Cover Page**

Item 11.         Table of Contents                                  Table of Contents**

Item 12.         General Information and History                    Not Applicable

Item 13.         Investment Objectives and Policies                 Investment Objectives and Policies**

Item 14.         Management of the Fund                             Directors and Officers**

                                                                    Caption in
                                                                    Prospectus* or Statement of
N-1A Item                                                           Additional Information**
---------                                                           ---------------------------


Item 15.         Control Persons and Principal Holders              Directors and Officers**
                          of Securities

Item 16.         Investment Advisory and Other Services             Management of the Fund*; Service and Distribution Plan*;
                                                                    Custodian and Transfer and Dividend Disbursing Agent*; Counsel
                                                                    and Independent Auditors*; Investment Advisory and Other
                                                                    Services**; Distribution Plan

Item 17.         Brokerage Allocation and Other Practices           Portfolio Turnover**; Portfolio Transactions and Brokerage**

Item 18.         Capital Stock and Other Securities                 Capital Structure**

Item 19.         Purchase, Redemption and Pricing of                Investing in The Bramwell Growth Fund*; How to
                          Securities Being Offered                  Purchase The Bramwell Growth Fund Shares*; Shareholder
                                                                    Services*; Share Price and Determination of Net Asset Value*;
                                                                    Net Asset Value**

Item 20.         Tax Status                                         Tax Status**

Item 21.         Underwriters                                       Not Applicable

Item 22.         Calculation of Performance Data                    Performance Information**

Item 23.         Financial Statements                               Financial Statements

          The Bramwell Growth Fund
        ----------------------------                             PROSPECTUS
             INVESTMENT ADVISER                            November 1, 1996
      Bramwell Capital Management, Inc.

                ADMINISTRATOR
       Sunstone Financial Group, Inc.

                   COUNSEL
           Dechert Price & Rhoads

  INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
          Coopers & Lybrand L.L.P.

         CUSTODIAN AND TRANSFER AND
          DIVIDEND DISBURSING AGENT
            Firstar Trust Company        THE BRAMWELL GROWTH FUND
                                         ------------------------
                                         Elizabeth R. Bramwell, CFA
                                         President and Chief Investment Officer




          THE BRAMWELL FUNDS, INC.
              745 Fifth Avenue
          New York, New York 10151
               1-800-272-6227
               1-800-BRAMCAP

                    TABLE OF CONTENTS
                    -----------------

                    Expense Summary                                      3

                    Financial Highlights                                 3

                    Management's Discussion of Fund Performance          4

                    General Description of the Fund                      5

                    Investment Objectives                                5

                    Investment Policies                                  5

                    Risks                                                8

                    Investment Techniques                                8

                    Management of the Fund                              10

                    Investing in The Bramwell Growth Fund               13

                    How to Purchase
                       The Bramwell Growth Fund Shares                  14

                    How to Sell (Redeem)
                       The Bramwell Growth Fund Shares                  16

                    Shareholder Services                                17

                    Service and Distribution Plan                       19

                    Dividends and Distributions                         20

                    Taxes                                               20

                    Fund Performance                                    21

                    Share Price and Determination
                       of Net Asset Value                               22

                    Capital Structure                                   22

                    Counsel and Independent Certified
                       Public Accountants                               23

                    Custodian and Transfer
                       and Dividend Disbursing Agent                    23

                    Information for Shareholders                        23

                    THE BRAMWELL GROWTH FUND
                        745 Fifth Avenue
                    New York, New York 10151


                        November 1, 1996

                           PROSPECTUS

The Bramwell Growth Fund (the Fund) is a no-load, diversified mutual fund. Long-term capital growth is the Fund's primary investment objective. Current income is a secondary objective.

Bramwell Capital Management, Inc. (BramCap) serves as the Fund's Investment Adviser. The Fund is offered by The Bramwell Funds, Inc., an open-end, series management investment company. Elizabeth R. Bramwell, CFA, founder and President of BramCap, manages the investment program of the Fund.

In selecting securities for the Fund's portfolio, BramCap seeks to identify companies which, based on such factors as company research, product development and opportunity for plant or market expansion, are positioned to realize long-term unit and earnings growth. Companies are analyzed within the context of a broad macroeconomic and political framework.

Under normal circumstances, the Fund's assets are invested primarily in common stock and high-grade securities convertible into common stock, but the Fund may hold cash or cash equivalents and invest without limit in U.S. Government obligations if BramCap determines that a temporary defensive position is advisable.

The Fund invests primarily in securities of companies domiciled in the United States, but may invest up to 25% of its assets, measured at the time of investment, in securities of foreign issuers.

This Prospectus describes concisely the information about the Fund that you ought to know before investing. Please read it carefully and retain it for future reference.

More information about the Fund is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 1-800- BRAMCAP (1-800-272-6227). The Statement of Additional Information, which may be revised from time-to-time, is dated November 1, 1996 and is hereby incorporated by reference into this Prospectus.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
This Prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission in Washington, DC under the Securities Act of 1933 and the Investment Company Act of 1940.

EXPENSE SUMMARY
--------------------------------------------------------------------------------
Shareholder Transaction Expenses are charges that you pay when buying or selling shares of the Fund. Annual Fund Operating Expenses are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, accounting and other services.

   Below is a summary of the shareholder transaction expenses imposed by the Fund and its operating expenses incurred during the fiscal period ended June 30, 1996. Future total operating expenses may be higher or lower than those indicated. An example based on the summary is also shown.

               SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------
Maximum Sales Load Imposed on Purchases               None

Maximum Sales Load Imposed on
   Reinvested Dividends                               None

Deferred Sales Load                                   None

Redemption Fees (a)                                   None

Exchange Fees (a)                                     None

                 ANNUAL FUND OPERATING EXPENSES
             (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------
Management Fees                                      1.00%

12b-1 Fees (b)                                       0.25%

Other Expenses (after reimbursement) (c)             0.50%

Total Fund Operating Expenses
   (after expense reimbursement) (d)                 1.75%

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period:


  One Year      Three Years       Five Years         Ten Years
  ------------------------------------------------------------
     $18             $56              $96               $209

(a) A fee of $10.00 is charged for each wire redemption, and a fee of $5.00 is charged for each exchange requested by telephone.

(b) The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. See "Service and Distribution Plan" on page 19 for further details. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

(c) Such expenses include custodian, transfer agency and administration fees and other customary Fund expenses.

(d) The Fund's investment adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of the Fund's average net assets until June 30, 1997. After such date, the expense limitation may be terminated or revised at any time. With respect to the fiscal period ended June 30, 1996, the Fund's investment adviser waived advisory fees amounting to 0.04% (annualized) of average net assets. Without such waiver, "Total Fund Operating Expenses" would have been 1.79% (annualized).

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The preceding example should not be considered representative of past or future investment returns and operating expenses which may be more or less than those shown.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The "Financial Highlights" in the following table have been derived from the financial records of the Fund which have been audited for the period ended June 30, 1996 by Coopers & Lybrand L.L.P., independent accountants, whose report thereon was unqualified and is included in the Statement of Additional Information. The table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information. Further informa-tion about the performance of the Fund is contained in the Fund's Annual Report to shareholders, copies of which may be obtained without charge upon request by calling 1-800-BRAMCAP (1-800-272-6227).


                                                                 For the
                                                                  period
                                               Year               Aug. 1,
                                               Ended            1994(1) to
                                             June 30,            June 30,
                                                1996               1995
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....    $ 12.30             $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss...................      (0.08)                ---(2)
   Net realized and unrealized gains
      on investments.....................       2.42                2.31
                                             -------             -------

   TOTAL FROM INVESTMENT OPERATIONS......       2.34                2.31
                                             -------             -------
LESS DISTRIBUTIONS:
   Dividends from net investment
      income.............................        ---               (0.01)
Distributions from capital gains.........      (0.04)                ---
                                             -------             -------
TOTAL DISTRIBUTIONS......................      (0.04)              (0.01)
                                             -------             -------
NET ASSET VALUE, END OF PERIOD...........    $ 14.60             $ 12.30
                                             =======             =======
TOTAL RETURN.............................      19.0%               23.1%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end
   of period (in 000s)...................   $141,455             $62,241
   Ratio of expenses to average
      net assets (3), (4)................      1.75%               1.75%
   Ratio of net investment loss to average
      net assets (3), (4)................    (0.66)%             (0.11)%
   Portfolio turnover rate...............       118%                 80%
Average commission rate paid on
      portfolio investment transactions..     $0.060                  NA

(1) Commencement of operations

(2) Less than $(0.01)

(3) Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by adviser, the ratios of expenses and net investment loss to average net assets for the year ended June 30, 1996 and the period August 1, 1994 to June 30, 1995, would be 1.79% and (0.70)% and 2.68% and (1.04)%, respectively.

(4) Annualized for the period August 1, 1994 to June 30, 1995.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
For the twelve months ended June 30, 1996, the U.S. stock market posted strong gains with the S&P 500 Stock Index rising 25.9% against a backdrop of slow but steady economic growth, low inflation and moderate interest rates. Larger capitalization stocks outperformed smaller capitalization stocks. The Bramwell Growth Fund appreciated 19% during this period, reflecting a focus on companies with market capitalization stocks of $1 to $5 billion where we think that longer-term, there are numerous opportunities for above-average growth.

   Positive contributions to the Fund's performance during the June fiscal year came from companies benefitting from new markets, new products, outsourcing, differentiated consumer and productivity-enhancing products, information data processing, and financial services. The Fund outperformed in the September 1995 quarter as the result of gains in selected technology stocks and others with innovative products, backtracked in the December 1995 quarter as the result of shortfall in expected demand for mobile telecommunications equipment as well as market move from small to large capitalization stocks, and was restrained in the March and June 1996 quarters by backup in demand for selected electronic components and equipment. We remain positive on the investment opportunities stemming from technological change.

   The Fund seeks to invest in companies that are expected to benefit from the long-term payoff from investment in research, development, capital spending and market expansion, which may not be reflected in a one-year period in the equity market, and seeks to invest in companies that are perceived to be attractively valued relative to their future growth prospects. The Investment Adviser's most recent outlook is available in the latest report to shareholders which is available upon request. See also "Management of the Fund - Background of Investment Adviser" on page 10.

GENERAL DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------
The Bramwell Growth Fund (the Fund) is a no-load, diversified mutual fund. Shares in the Fund are offered by The Bramwell Funds, Inc. (the Company), a Maryland corporation organized on June 3, 1994, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the 1940 Act).

   The Company is organized as a series fund which permits it to issue one or more series of common stock, each representing an investment portfolio with its own investment objectives. The first of these series is the Fund. Prior to the sale of Fund shares hereunder, the Company had no operations other than matters relating to its organization and the creation of the Fund.

   Bramwell Capital Management, Inc. (BramCap) serves as the Fund's Investment Adviser. Elizabeth R. Bramwell, founder and President of BramCap, manages the investment program of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Bramwell, a Chartered Financial Analyst, has had more than twenty-five years of experience as a securities analyst/portfolio manager and was previously President, Chief Investment Officer, Portfolio Manager and a Trustee of The Gabelli Growth Fund. See "Management of the Fund" on page 10.

   The Fund combines the resources of many investors, with each individual investor having an interest in every one of the securities owned by the Fund, thereby providing diversification in a variety of industries and issuers. The Fund's Investment Adviser furnishes continuous professional portfolio management to select and watch over the Fund's investments. The Fund's ability to buy and sell larger blocks of securities generally reduces transaction costs. As an open-end fund, the Fund will redeem any of its outstanding shares on demand of the owner at the next determined net asset value. Registration of the Company under the 1940 Act does not involve supervision of the Fund's management or policies by the Securities and Exchange Commission.

INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Long-term capital growth is the Fund's primary investment objective. Current income is a secondary objective. Given the Fund's objective to achieve long-term growth of capital, investment in the Fund may be best suited to investors who are not concerned with current income. The Fund is not intended by itself to constitute a balanced investment program.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
GENERAL

Investments may be in equity securities of well-known, established companies as well as smaller, less well-known companies. In selecting securities for the Fund's portfolio, BramCap seeks to identify companies which, based on such factors as company research, product development and opportunity for plant or market expansion, are positioned to realize long-term unit and earnings growth. The Fund may invest an amount not in excess of 5% of its net assets in securities of issuers with a record of less than three years of continuous operation, including the operation of any predecessor business. Companies are analyzed within the context of a broad macroeconomic and political framework.

   The Investment Adviser utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest, currency, and tax rates; in bottom-up analysis, focus is on company-specific variables such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics such as returns on sales and equity, debt/equity ratios, and earnings and cash flow growth. Primary fundamental research largely determines investments. Information sources include periodic corporate financial reports and press releases, corporate financial presentations and meetings with managements, general economic and industry data as supplied by government agencies and trade associations, and research reports by broker/dealers.

   Under normal circumstances, the Fund's assets are invested primarily in common stock and high grade securities convertible into common stock, but the Fund may also hold cash or cash equivalents and invest without limit in U.S. Government obligations if BramCap determines that a temporary defensive position is advisable when, for example, economic or market conditions are believed to be adverse, company or industry conditions are deteriorating or valuations appear excessive relative to future growth rates.

CASH AND CASH EQUIVALENTS

The cash equivalents in which the Fund may invest include fixed- income securities, such as certificates of deposit of U.S. banks, commercial paper and commercial paper master notes if the bank or commercial paper issuer has been rated within the two highest grades assigned by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) or has been determined by the Investment Adviser to be of equivalent quality or, in the case of banks, provided the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time, may be prepared in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. BramCap will monitor the creditworthiness of the issuer of the commercial paper master notes while any borrowings are outstanding.

U.S. GOVERNMENT OBLIGATIONS

Examples of the types of U.S. Government obligations that may be held by the Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

INVESTMENTS IN FOREIGN ISSUERS

The Fund invests primarily in securities of companies domiciled in the United States, but the Fund may also invest up to 25% of its assets, measured at the time of investment, in securities of foreign issuers. Such investments may be made either directly in such issuers or indirectly through American Depository Receipts (ADRs) or closed-end investment companies. It is possible that some material information about unsponsored ADRs will be unavailable. Investments in investment companies will not make up more than 10% of the Fund's net assets. See "Other Investment Companies" on page 7.

   Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations will affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. Most foreign stock markets are not as large or liquid as in the United States; fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges; and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies.

ILLIQUID OR RESTRICTED SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Fund is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

OTHER INVESTMENT COMPANIES

In seeking to attain its investment objectives, the Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its net assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its net assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by any series of The Bramwell Funds, Inc. as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

WARRANTS AND RIGHTS

The Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy equity securities during a specific period of time. The Fund will make such investments only if the underlying equity securities are deemed appropriate by BramCap for inclusion in the Fund's portfolio. Included in the 5% amount, but not to exceed 2% of net assets, are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and rights acquired by the Fund in units or attached to securities are not subject to these restrictions.

FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES

The Fund has adopted certain investment restrictions which are characterized as fundamental policies which cannot be changed without a shareholder vote.

   To maintain portfolio diversification and reduce investment risk, as a matter of fundamental policy, the Fund may not:

   - invest 25% or more of its net assets in issuers conducting their principal business in the same industry;

   - borrow money except for temporary purposes in amounts up to 10% of its net assets;

   - make loans, other than by way of lending portfolio securities, buying debt securities for its portfolio or entering into repurchase agreements; or

   - invest more than 15% of its net assets in illiquid securities.

   A list of the Fund's objectives, policies and restrictions, both fundamental and nonfundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, the Fund's investment objectives, as well as other policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in the Fund's investment objectives may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. However, the Fund will not change any of its investment objectives, policies or investment restrictions without written notice to shareholders sent at least 30 days in advance of any such change.

RISKS
--------------------------------------------------------------------------------
Investment in any mutual fund has inherent risks. There can be no assurance that the investment objectives of the Fund will be realized or that the Fund's portfolio will not decline in value. Economic conditions change and stock markets are volatile. If BramCap judges market conditions incorrectly, the Fund's portfolio may decline in value. Moreover, investors should be aware that certain investment policies of the Fund, such as investing in illiquid and foreign securities, and certain investment techniques of the Fund, such as investments in options, futures and foreign currency contracts or engaging in short sales or securities lending as described below, can entail greater than average risk to the extent such policies and techniques are implemented. These policies and techniques are described under the headings "Investment Policies" on page 5 and "Investment Techniques" below.

   Options and futures may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge and the loss from investing in futures transactions is theoretically potentially unlimited. Moreover, gains and losses on investments in options and futures depend on the Investment Adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

   Securities lending involves risks of delay in receiving additional collateral or in recovering the loaned securities, and possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------
Although not normally anticipated to be widely employed, the Fund may use various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of the Fund's portfolio. These techniques are used by the Fund for risk or portfolio management purposes or, in the case of securities lending and repurchase agreements, for incidental income and not for speculation. See "Risks" on page 8 for a discussion of risks relating to these techniques.

OPTIONS ON SECURITIES OR INDICES

The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. Such options can include long-term options with durations of up to three years. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the net assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its net assets at the time of purchase.

FUTURES

The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on commodities exchanges. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
AND OPTIONS ON FOREIGN CURRENCIES

When the Fund holds portfolio securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and those foreign currencies. The Fund has no specific limitation on the percentage of assets it may commit to forward foreign currency exchange contracts, subject to its stated investment objective and policies, except that the Fund will not enter into such contracts if the amount of assets set aside to cover such contracts would impede portfolio management or the Fund's ability to meet redemption requests. Although forward foreign currency exchange contracts will be used to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

   When the Fund enters into a forward foreign currency exchange contract, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

  The Fund may also purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

   The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

SHORT SALES

The Fund may make limited short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The market value of the securities sold short will not exceed either 5% of the Fund's net assets or 5% of each issuer's voting securities. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

SECURITIES LENDING

For incremental income purposes, the Fund may lend its portfolio securities constituting up to 30% of its net assets to U.S. or foreign banks or broker/dealers which have been rated within the two highest grades assigned by S&P or Moody's, or which have been determined by BramCap to be of equivalent quality. BramCap is responsible for monitoring compliance with this rating standard during the term of any securities lending agreement. With any loan of portfolio securities, there is a risk that the borrowing institution will fail to redeliver the securities when due. However, loans of securities by the Fund will be fully collateralized at all times by at least 100% of the current market value of the lent securities.

REPURCHASE AGREEMENTS

Repurchase agreements may also be entered into by the Fund for incremental income purposes.

  The Fund may enter into repurchase agreements with any foreign or domestic bank or broker/dealer if the bank or broker/dealer has been rated within the two highest grades assigned by S&P or Moody's or has been determined by the Investment Adviser to be of equivalent quality. BramCap is responsible for monitoring compliance with this rating standard during the term of any repurchase agreement. The Fund will not enter into repurchase agreements with entities other than banks or broker/dealers or invest over 5% of its assets in repurchase agreements with maturities of more than seven days.

   A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest at a stated rate. In either case, the income to the Fund is unrelated to the interest rate on the security itself.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors.

BACKGROUND OF INVESTMENT ADVISER

Elizabeth R. Bramwell, founder and Chief Executive Officer of BramCap, as well as President and Chief Investment Officer of the Fund, manages the investment program of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Bramwell, a Chartered Financial Analyst, has had more than twenty-five years of experience as a securities analyst/portfolio manager. She was President, Chief Investment Officer, Portfolio Manager, and a Trustee of The Gabelli Growth Fund from its inception on April 10, 1987 through February 9, 1994. The cumulative total return for The Gabelli Growth Fund from its inception through December 31, 1993 was 184%. At December 31, 1993, that fund had $695 million in net assets. As President and Chief Investment Officer of The Gabelli Growth Fund, Ms. Bramwell had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year, three-year and five-year periods ended December 31, 1993 and for the entire period during which Ms. Bramwell managed that fund compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:

                              The Gabelli              S&P 500
                           Growth Fund (a,b)           Index (c)
                           --------------------------------------
One Year                         11.3%                  10.1%
Three Years                      16.0%                  15.6%
Five Years                       16.5%                  14.6%
Inception through
   February 9, 1994              16.6%                  10.8%

(Footnotes on the following page)

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The expense ratio of The Gabelli Growth Fund was capped at 2.00% for the period April 10, 1987 to December 31, 1987 (reflecting annualized reimbursement of expenses of 4.45%) and was capped at 2.30% for the 1988 calendar year, reflecting reimbursement of expenses of 2.08%. Thereafter, the expense ratio declined from 1.85% to 1.41%, reflecting, in general, economies of scale associated with an increase in assets under management. The expense ratio of the Fund is capped at 1.75% through June 30, 1996.

(c) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

   Historical performance is not indicative of future performance. The Gabelli Growth Fund is a separate fund and its historical performance is not indicative of the potential performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

   Ms. Bramwell is a graduate of Bryn Mawr College and Columbia University Graduate School of Business. She began her career as an analyst with Morgan Guaranty Trust Company from 1967 through 1973 (Assistant Vice President 1972-1973), was a securities analyst and Vice President of William D. Witter, Inc. from 1974 to 1976 and a Vice President and group head in the Investment Research Department of Bankers Trust Company from 1976 to 1978. Ms. Bramwell was a Limited Partner of and/or securities analyst with Kenneth S. Davidson Partners, a private investment partnership from 1979 to 1985, Director of Research of Gabelli & Company from 1985 through 1989, and President, Chief Investment Officer, Portfolio Manager, and a Trustee of The Gabelli Growth Fund from inception on April 10, 1987 through February 9, 1994. Ms. Bramwell founded Bramwell Capital Management, Inc. on February 23, 1994.

DIRECTORS

In addition to Ms. Bramwell, the Fund's Directors are:

J. Sinclair Armstrong
200 Park Avenue
New York, NY 10166
Director and Secretary, The Reed Foundation (1986-present) (philanthropy); Partner (1980-1984) and Counsel (1984-1995), Whitman Breed Abbott & Morgan (formerly Whitman Ransom) (law firm); Executive Vice President, U.S. Trust Co. of New York (1959- 1980); Assistant Secretary of the Navy for Financial Management and Comptroller, Department of the Navy (1957-1959); Chairman (1955-1957) and Commissioner, Securities and Exchange Commission (1953-1957).

Isabel H. Benham
745 Fifth Avenue
New York, NY 10151
Director and former President (1992-1995), Board of Trustees of the John W. Barringer III National Railroad Library; Director, St. Louis Mercantile Library (1993-1995); President, Printon Kane Research, Inc. (1978-1991) (railroad analysis and valuations); Senior Vice President, Shearson Haydon Stone Corp. (1968-1978).

George F. Keane
450 Post Road East
Westport, CT 06880
Chairman of the Board, Trigen Energy Corporation (1994-present); President Emeritus and founding Chief Executive Officer (1971- 1992), The Common Fund (investment management); President Emeritus and Founding Chief Executive Officer (1988-1992), Endowment Advisers, Inc. (investment management); Director and Chairman of Investment Committee, United Negro College Fund (1982- present); Trustee, Nicholas-Applegate Investment Trust (1993- present); Member, Investment Advisory Committee, New York State Common Retirement Fund (1982-present); Director, RCB Trust Company (1991-present); Director, National Association of College & University Business Officers (1993-present); Director, Universal Stainless & Alloy

Products (1994-present) and Global Pharmaceutical Corporation
(1995-present).

James C. Sargent
52 Vanderbilt Avenue
New York, NY 10017
Counsel, Opton, Handler, Gottlieb, Feiler & Katz (1995-present) (law firm); Director, Scan-Graphics (1992-present); Director, Austin's International (1992-present); Former Partner, Whitman Breed Abbot & Morgan (formerly Whitman Ransom) (1964-1994) (law firm); Assistant General Counsel, CIT Finance Corporation (1960- 1964); Regional Administrator, New York City (1955-1956) and Commissioner (1956-1960), Securities and Exchange Commission.

Martha R. Seger, Ph.D.
220 Park Avenue
Birmingham, MI 40889
Chairman, Martha Seger & Associates (1992-present); Current Director, Amerisure, Amoco, Providian, Fluor, Johnson Controls, Kroger, Tucson Electric Power and Xerox; Governor, Federal Reserve Board (1984-1991); Commissioner of Financial Institutions, State of Michigan (1981-1982); Chief Economist, Detroit Bank & Trust (Comerica) (1967-1974).

--------------------------------------------------------------------------------
Additional information about the Fund's Officers and Directors is contained in the Statement of Additional Information.

INVESTMENT ADVISER

Bramwell Capital Management, Inc. (BramCap), located at 745 Fifth Avenue, New York, NY 10151, serves as the Investment Adviser pursuant to an Investment Advisory Agreement (the Agreement), which provides that the Investment Adviser will furnish continuous investment advisory services and management to the Fund. In addition to the Fund, BramCap is the adviser to individual and institutional accounts. Prior to forming BramCap in February 1994, Ms. Bramwell, who owns all of the outstanding capital stock of BramCap, and who is the founder and Chief Executive Officer of BramCap, had twenty-five years of experience as a securities analyst/portfolio manager, including seven years in which she served as President, Chief Investment Officer, Portfolio Manager, and a Trustee of The Gabelli Growth Fund.

   The Investment Adviser supervises and manages the investment portfolio of the Fund, and subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. Under the Agreement, the Investment Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization, and will pay the salaries and fees of all officers and directors of the Fund (except the fees paid to disinterested directors). For the foregoing, BramCap receives a monthly fee of 1/12 of 1% (1% per annum) on the average daily net assets of the Fund. The rate of the advisory fee is higher than that paid by most mutual funds. For the fiscal period ended June 30, 1996, BramCap voluntarily waived $43,737 of its advisory fee under the Agreement.

ADMINISTRATION

Pursuant to an Administration and Fund Accounting Agreement (the Administration Agreement), Sunstone Financial Group, Inc. (the Administrator), 207 East Buffalo Street, Suite 400, Milwaukee, WI 53202, prepares and files all federal income and excise tax returns and state income tax returns (other than those required to be made by the Fund's Custodian or Transfer Agent), oversees the Fund's insurance relationships, reviews drafts of the Fund's registration statement and proxy statements, prepares securities registration compliance filings pursuant to state securities laws, compiles data for and prepares required notices and reports to the Securities and Exchange Commission, prepares financial statements for annual and semiannual reports to investors, monitors compliance with the Fund's investment policies and restrictions, performs securities valuations, calculates daily net asset values of the Fund, maintains all general ledger accounts and related subledgers, prepares and monitors the Fund's expense accruals and causes all appropriate expenses to be paid from Fund assets, monitors the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, maintains and/or coordinates with the other service providers the maintenance of the accounts, books and other documents required pursuant to Rule 31a-1 under the 1940 Act, and generally assists in the Fund's administrative operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at the annual rate of
0.15 of 1% on the first $50,000,000 of average net assets; at the rate of 0.125 of 1% on average net assets in excess of $50,000,000 and up to $100,000,000; at the rate of 0.075 of 1% on average net assets in excess of $100,000,000 and up to $200,000,000; and at the rate of 0.05 of 1% on average net assets in excess of $200,000,000, plus out-of-pocket expenses. These fees are subject to an annual minimum of $60,000 per year.

   The Fund pays all of its own expenses, including, without limitation, the cost of preparing and printing its registration statements required under the Securities Act of 1933 and the 1940 Act and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, advisory and administration fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to directors who are not interested persons of the Investment Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, charges of securities pricing services, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents. For the fiscal period ended June 30, 1996, the Fund's expenses, including the advisory fee, equaled 1.75% (annualized) of the Fund's average net assets. This amount is net of the advisory fee waived which was equivalent to 0.04% (annualized) of average net assets.

INVESTING IN THE BRAMWELL GROWTH FUND
--------------------------------------------------------------------------------
Shares of the Fund may be purchased directly from The Bramwell Funds, Inc. They may also be purchased through an account that you maintain with a securities broker or other financial institution (Financial Service Agents). See "How to Purchase The Bramwell Growth Fund Shares - Purchases Through Financial Service Agents" on page 15.

   If you wish to purchase shares of The Bramwell Growth Fund directly, please refer to the purchase instructions described under "How to Purchase The Bramwell Growth Fund Shares" on page 14.

   All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. A $20 fee will be charged against an investor's account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. The investor will also be responsible for any losses suffered by the Fund as a result. The Fund management reserves the right to reject any purchase order for Fund shares.

   If you have any questions, a Fund telephone representative will be pleased to provide the information that you need. Please call the following toll-free number: 1-800-BRAMCAP (1-800-272-6227).

HOW TO PURCHASE THE BRAMWELL GROWTH FUND SHARES
--------------------------------------------------------------------------------

BY MAIL OR COURIER   To Open an Account                         To Add to an Account
                     ---------------------------------------    ---------------------------------------
                     Complete and sign the Purchase             Make your check payable to The Bramwell
                     Application. Make your check payable to    Growth Fund and mail it
                     The Bramwell Growth Fund.                  to the address at the left. Put your
                     By Mail, send to:                          account name, address and Bramwell
                     The Bramwell Funds, Inc.                   account number on your check. Sub-
                     Mutual Fund Services                       sequent investment forms will be
                     P.O. Box 701                               included with each shareholder
                     Milwaukee, WI 53201-0701                   statement. A shareholder wishing to add
                                                                to an account should complete this form
                     By Overnight Courier, send to:             and include it with the check.
                     The Bramwell Funds, Inc.                   Alternatively, include with your check
                     Mutual Fund Services, Third Floor          a note indicating your Bramwell account
                     615 East Michigan Street                   number, your name and your address.
                     Milwaukee, WI 53202

BY TELEPHONE         Telephone transactions may not be used     Call 1-800-BRAMCAP to make
                     for initial purchases. If you want to      your purchase from a bank checking or
                     make subsequent telephone transactions,    money market account by electronic
                     please select this service on              funds transfer. Specify account
                     your Purchase Application or call          name, address and Bramwell account
                     1-800-BRAMCAP (1-800-272-6227) to set      number. This service must be
                     up the account.                            established by you in advance by
                                                                following the instructions at the left.

BY WIRE              First, call Mutual Fund Services at        Follow instructions at the left. Please
                     1-800-BRAMCAP (1-800-272-6227) to          note that wires may be rejected if they
                     notify them that you intend to purchase    do not contain complete account
                     shares by wire and to verify wire          information.
                     instructions.
                     Then, wire funds care of Firstar Bank,
                     Milwaukee, WI
                     ABA #: 075000022
                     Credit: Firstar Trust Company
                     Account #: 112-952-137
                     Further credit: Bramwell Growth Fund
                     Shareholder Account #:_________________
                     Shareholder Name/
                     Registration:__________________________
                     Include your name, address and taxpayer
                     identification number.


   The minimum purchase requirements, which may be altered in certain circumstances, are:

                                       Initial         Additional
                                      Investment       Investment
                                     -----------------------------
Regular Accounts                       $1,000            $100
IRAs and IRA Rollovers                    500             100
Non-Working Spousal IRAs                  250             100
SEP-IRAs                                  500             100
Gifts to Minors                           500              50
Automatic Investment Plan                  50              50

PURCHASES BY MAIL

Your Purchase Application, if properly filled out and accompanied by payment in the form of a check made payable to The Bramwell Growth Fund, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading (currently 4:00 p.m. New York City time) on the New York Stock Exchange, your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

PURCHASES THROUGH FINANCIAL SERVICE AGENTS

If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

   If you place an order for Fund shares through a Financial Service Agent, in accordance with such Financial Service Agent's procedures and such Financial Service Agent then transmits your order to the Transfer Agent before 4:00 p.m., New York City time on that day, then your purchase will be processed at the net asset value calculated at 4:00 p.m. New York City time on that day. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price within five business days for the order.

PURCHASES BY TELEPHONE

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Telephone transactions may not be used for initial purchases. Your account must already be established prior to initiating telephone purchases. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system. Most transfers are completed within three business days after your call to place the order. To preserve flexibility, the Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the Fund does not expect to charge a fee. Investors in the Fund may also request by telephone a change of address, a change in investments made through an Automatic Investment Plan (see page 18), and a change in the manner in which dividends are received (see page 20).

   The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the Fund will not be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the Fund has failed to follow such procedure(s).

PURCHASES BY WIRE

If you purchase your initial shares by wire, you must prepare and file a Purchase Application, marked "follow- up," with the Transfer Agent. The Transfer Agent must receive the Purchase Application before any of the shares purchased can be redeemed. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services. Wiring instructions are listed on page 14 of this Prospectus.

MISCELLANEOUS PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's Social Security number or other taxpayer identification number, the Fund will be required to withhold 31% of all dividends, distributions and payments, including redemption proceeds, from such shareholder as a backup withholding procedure.

   For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

   The Fund understands that some Financial Service Agents may impose certain conditions on their clients which are in addition to or different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authorities, may charge their clients direct fees. Certain Financial Service Agents may receive compensation from the Fund. Certain Financial Service Agents may enter into agreements with the Fund which permit them to confirm purchase orders on behalf of customers by phone, with payment to follow no later than the Fund's pricing on the following business day. If payment is not received by such time, the Financial Service Agent could be held liable for resulting fees or losses.

HOW TO SELL (REDEEM) THE BRAMWELL GROWTH FUND SHARES
--------------------------------------------------------------------------------
You may sell (redeem) your shares at any time. Ordinarily, the Fund makes payment by check for the shares redeemed within three business days after it receives your properly completed request. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted or when it is not reasonably practical for the Fund to determine the fair market value of its net assets. Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 15 calendar days from the purchase date.

   Payment of the redemption proceeds for shares of the Fund where an investor requests wire payment will normally be made in federal funds on the next business day. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Purchase Application or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $10.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

PROCEDURE FOR REQUESTING REDEMPTION

You may request the sale of your shares either by mail or courier or by telephone as described below.

By Mail:

Sale requests should be mailed to:
The Bramwell Funds, Inc.
Mutual Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

By Overnight Courier:

The requests should be sent to:
The Bramwell Funds, Inc.
Mutual Fund Services, Third Floor
615 E. Michigan Street
Milwaukee, WI 53202

   The selling price of each share being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in good order.

Good order means that the request must include:
-  Your Bramwell account number

-  The number of shares or dollar amount to be sold (redeemed)
- The signatures of all account owners exactly as they are registered on the account
-  Any required signature guarantees
- Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships
- In the case of shares being redeemed from an IRA or IRA/SEP Plan, a statement of whether or not federal income tax should be withheld (in the absence of any statement, federal tax will be withheld)

   A signature guarantee of each owner is required to redeem shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address from that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the Fund or the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $25,000 or more from any shareholder account.

   Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

By Telephone:

   Shares of the Fund may also be sold by calling the Transfer Agent at 1-800-BRAMCAP. In order to utilize this procedure for telephone redemption, a shareholder must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent at 1-800-BRAMCAP or send a written request with signature(s) guaranteed to the Transfer Agent. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee and no telephone redemptions will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled. The selling price of each share being redeemed will be the Fund's per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request.

   The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. See "Purchases by Telephone" on page 15 for discussion of liability for telephone errors.

   During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If an investor is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent by mail as previously described.

REDEMPTION AT THE OPTION OF THE FUND

The Fund reserves the right to redeem shares held in any account if the net asset value remains below $500 in order to relieve the Fund of the cost of maintaining very small accounts. Before such involuntary redemption, the Fund will give the shareholder 30 days written notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption shall not apply if the value of a shareholder's account drops below $500 as the result of market action.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
MONEY MARKET EXCHANGE PRIVILEGE

Shareholders of The Bramwell Growth Fund may exchange shares (having a value of $1,000 or more) for shares of the Portico Money Market Fund (Portico). Portico is described in a separate prospectus which contains more complete information about such fund. Investors may obtain a copy of the prospectus for the Portico Money Market Fund by calling 1-800-BRAMCAP (1-800- 272-6227) and are advised to read it carefully before authorizing any investment in shares of such fund. Investors may subsequently exchange such shares and shares purchased with reinvested dividends for shares of the Fund. Firstar Investment Research & Management Company (FIRMCO), an affiliate of Firstar Trust Company, serves as the investment adviser to Portico. To make a telephone exchange, the Telephone Exchange option must have been selected on the Purchase Application when the account was opened. Otherwise, a written request, including signature guarantees, must be completed and sent to the Transfer Agent prior to making telephone exchanges. Currently, a $5.00 fee is charged to the investor's account for each telephone exchange transacted by the investor. The fee will be charged to the account from which the funds are being withdrawn prior to effecting the exchange. There is no fee for a written exchange request. To make a telephone exchange, call the Transfer Agent at 1-800-BRAMCAP or to make a written exchange, write to The Bramwell Funds, Inc., Mutual Fund Services, Third Floor, P.O. Box 701, Milwaukee, WI 53201-0701, or for overnight delivery, The Bramwell Funds, Inc., Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, WI 53202. The exchange will be made at the per share net asset value of the shares to be redeemed, and the per share net asset value of the shares to be purchased, in both cases as next determined after the exchange request is received. Once an exchange request is made, either by telephone or in writing, it may not be modified or canceled. Although there are currently no such limitations, each of the Fund and Portico reserves the right to limit the frequency of exchanges or to otherwise restrict exchanges in order to ensure that exchanges do not disadvantage the Fund or its investors (or in the case of Portico, Portico and its investors). Investors will be notified at least 60 days in advance of any changes in such limitations. The exchange privilege is only available in states where the shares to be purchased may legally be sold.

   For federal income tax purposes, an exchange of Fund shares is a taxable event and accordingly, the investor may realize a capital gain or loss. Before making an exchange request, the investor should determine the tax consequences of a particular exchange.

AUTOMATIC INVESTMENT PLAN

The Fund offers an Automatic Investment Plan whereby an investor may automatically purchase shares of the Fund on a regular basis ($50 minimum per transaction). Under the Automatic Investment Plan, an investor's designated bank or other financial institution debits a preauthorized amount on the investor's account each month or quarter and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (ACH). Also, the Fund must have a currently effective registration in those states in which it is required. Applications to establish the Automatic Investment Plan are available from the Fund.

   Using an Automatic Investment Plan facilitates dollar-cost averaging whereby investing equal dollar amounts periodically in a fluctuating market leads to buying more shares at lows and fewer shares at highs. Of course, dollar-cost averaging cannot assure a profit or protect the investor against losses in a declining market.

RETIREMENT PLANS

The Fund offers the following retirement plans that may allow investors to shelter some of their income from taxes. Application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available from the Transfer Agent or the Fund upon request. Investors should be aware that new legislation, effective with the 1997 tax year, contains important changes for Individual Retirement Plans, including changes in contribution and withdrawal limitations. A revised IRA Disclosure Statement outlining the new terms and conditions which apply to your IRA will be made available in 1997.

Individual Retirement Account (IRA)

   The individual investor can select the shares of The Bramwell Growth Fund to fund either an IRA, Rollover IRA or a non-working spousal IRA. To establish an IRA, please complete the IRA Application, and if the assets are being moved from an existing IRA, please complete the IRA Transfer Form.

   Earnings on investments held in an IRA are not taxed until withdrawal. However, the size of the deduction, if any, allowed for IRA contributions is limited for individuals who are active participants in an employer-maintained retirement plan and whose incomes exceed specific limits.

   The Fund's minimum initial investment for an IRA is $500 ($250 for spousal
IRAs). The minimum subsequent investment in each case is $100. Under the Internal Revenue Code of 1986, individuals may make wholly or partly tax-deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their earned income level. For 1996 an individual with a non- working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $2,250 annually to either one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse. Premature withdrawals from a retirement plan may result in adverse tax consequences.

Simplified Employee Pension Plan (SEP/IRA)

The Fund offers a simplified employee pension (SEP) plan for employers, including self-employed individuals who wish to purchase Fund shares with tax-deductible contributions not exceeding annually for any one participant the lesser of $30,000 or 15% of earned income. Under the SEP plan, employer contributions are made directly to the IRA accounts of eligible participants. An employer may also provide for salary reduction contributions, not to exceed $9,500 in 1996 (as adjusted annually for cost-of-living increases), under a SEP plan.

SERVICE AND DISTRIBUTION PLAN
--------------------------------------------------------------------------------
The Fund has adopted a Service and Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time-to-time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets.

   Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

   Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Directors approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Directors concludes at least annually that continuation of the Plan is likely to benefit shareholders.

   In approving the Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

   The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, banks will be engaged only to provide administrative services. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or State statutes or regulations relating to the permissible activities of banks and their affiliates, could prevent a bank from continuing to perform all or a part of its administrative services. In that case, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these consequences.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
The Fund intends to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in December. Investors may elect to reinvest all income dividends and capital gains distributions in shares of the Fund or in cash as designated on the Purchase Application. If the investor does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund calculated to the nearest 1,000th of a share. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to the investor's account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

   An investor may change his or her election at any time by calling the Transfer Agent at 1-800-BRAMCAP or by sending written notification to The Bramwell Funds, Inc., Mutual Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701. The election is effective for distributions with a dividend record date on or after the date that the Transfer Agent receives notice of the election.

TAXES
--------------------------------------------------------------------------------
FEDERAL TAXES

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. Please see the Statement of Additional Information for a summary of requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to Federal income tax on income and gains distributed in a timely manner to its shareholders.

   Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

   The excess of net long-term capital gains over the net short- term capital losses realized and distributed by the Fund to its U.S. shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock.

   Under current Federal tax law the amount of an income dividend or capital gains distribution declared by the Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

   Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by him or her will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time he or she may have held his or her shares. If a shareholder held shares for six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long- term loss to the extent of such distribution.

   A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

   Shareholders will be advised annually as to the Federal tax status of dividends and capital gains distributions made by the Fund for the preceding year. Distributions by the Fund generally will be subject to state and local taxes.

FOREIGN INCOME TAXES

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. It is not expected that the Fund will be able to "pass through" these taxes to shareholders but such taxes generally will be deductible by the Fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------
From time-to-time, the Fund may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Fund's shares and assumes that any income dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

   The Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. The Fund may also compare its performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, the Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money, and Forbes as well as in publications of a local or regional nature, may be used in comparing Fund performance.

   The Fund's total return may also be compared to such indices as the:

- Dow Jones Industrial Average
- Standard & Poor's 500 Composite Stock Price Index
- Nasdaq Composite OTC Index or Nasdaq Industries Index
- Consumer Price Index
- Russell 2000 Index

   Further information on performance measurement may be found in the Statement of Additional Information.

SHARE PRICE AND DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
Shares are purchased at their net asset value per share. The Fund calculates its net asset value (NAV) as follows:

       (Value of Fund Assets) - (Fund Liabilities)
NAV = ---------------------------------------------
                Number of Outstanding Shares

   Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. New York City time) on days that the New York Stock Exchange is open.

   A security listed or traded on a recognized stock exchange or quoted on Nasdaq is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded or on Nasdaq. If no sale is reported at that time, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Where quotations are not readily available, the Fund's investments are valued at fair value as determined by management and approved in good faith by the Board of Directors. Debt securities which will mature in more than 60 days are valued at prices furnished by Muller Data Corporation, a pricing service, or by a comparable pricing service approved by the Board of Directors subject to review and determination of the appropriate price by BramCap, whenever a furnished price is significantly different from the previous day's furnished price. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value.

   Generally, trading in foreign securities, as well as United States Government securities and certain cash equivalents, repurchase agreements and securities lending agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Board of Directors.

   For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars furnished by a pricing service approved by the Board of Directors.

CAPITAL STRUCTURE
--------------------------------------------------------------------------------
DESCRIPTION OF SHARES

   The Company is organized as a series fund which permits it to issue its authorized capital stock in one or more series, each such series representing a separate investment portfolio.

   The Company's authorized capital stock consists of 500 million shares of common stock, $.0001 par value per share, of which there have been initially allocated 200 million shares to the Fund. The Board of Directors may, at its discretion, classify and allocate shares to additional series within the Company or classify and allocate additional shares to the Fund without further action by the shareholders. Each share outstanding entitles the holder to one vote. Generally, shares of all series will be voted together as one class, except where voting by a series is required by law. There will normally be no meetings of the shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders.

COUNSEL AND INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
Dechert Price & Rhoads, 477 Madison Avenue, New York, NY 10022, has passed upon the validity of the shares offered by this Prospectus and also acts as outside counsel to the Fund. Margaret A. Bancroft, a member of Dechert Price & Rhoads, serves as Assistant Secretary of the Fund.

   Coopers & Lybrand L.L.P., 411 East Wisconsin Avenue, Milwaukee, WI 53202, has been selected to serve as independent certified public accountants of the Company for the fiscal year ending June 30, 1997.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT
--------------------------------------------------------------------------------
Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Third Floor, Milwaukee, WI 53202, has been retained to act as Custodian of the Fund's investments, and also serves as the Fund's Transfer and Dividend Disbursing Agent. Neither the Custodian nor the Transfer and Dividend Disbursing Agent has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

INFORMATION FOR SHAREHOLDERS
--------------------------------------------------------------------------------
The Fund will provide the following statements and reports to keep the investor current regarding the status of his or her investment account:

Confirmation                 After each transaction that affects the account
Statements                   balance or account registration.

Account Statements           Quarterly.

Financial Reports            At least semiannually. Annual reports will include
                             audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

   Investors who have questions about their specific accounts, have general questions or wish to have additional information should call the Fund at:
1-800-BRAMCAP (1-800-272-6227). In addition, investors who wish to make a change in their address of record, a change in investments made through an Automatic Investment Plan or a change in the manner in which dividends are received may also do so by calling the Fund at that number.

                            THE BRAMWELL GROWTH FUND

                A No-Load Diversified Mutual Fund Whose Primary
                       Investment Objective is to Achieve
                           Long-Term Capital Growth.


 ---------------------------------------------------------------------------


                      STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1996


---------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for The Bramwell Growth Fund dated November 1, 1996, as amended from time to time, a copy of which may be obtained without charge by calling 800-BRAMCAP or writing to Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . .   1

DIRECTORS AND OFFICERS  . . . . . . . . . . . . . . . . . . . . . . . . .   8

INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . . . . . . . . . . .  11

DISTRIBUTION PLAN . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . .  13

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .  14

TAX STATUS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

CAPITAL STRUCTURE . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

HOW TO REDEEM SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . .  20

EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . F-2

                       INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT OBJECTIVES AND POLICIES

         Long-term capital growth is the Fund's primary investment objective. Current income is a secondary objective. Under normal circumstances the Fund's assets are primarily invested in common stock and high grade securities convertible into common stock, but the Fund may also hold cash or cash equivalents and invest without limit in U.S. government obligations if its investment adviser, Bramwell Capital Management, Inc. determines that a temporary defensive position is advisable. The Fund may not purchase or retain the securities of any issuer if those officers or directors of the Fund or its investment adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions are deemed to be fundamental policies and may not be changed without the approval of a majority of the Fund's outstanding voting securities. Except with respect to investment restriction 4, the percentage limitations set forth below, as well as those described elsewhere in the Prospectus and this Statement of Additional Information, apply only at the time an investment is made or other relevant action is taken by the Fund.

1. The Fund may not invest 25% or more of its net assets in one or more issuers conducting their principal business in the same industry.

2. With respect to 75% of its assets, the Fund may not invest more than 5% of the market value of its total assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof);

3. With respect to 75% of its assets, the Fund may not purchase more than 10% of the outstanding voting securities of any issuer (other than obligations of the U.S. Government);

4. The Fund may not issue senior securities or borrow money except for temporary purposes in amounts up to 10% of its net assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time of such borrowing, provided that collateral arrangements with respect to currency exchange contracts, futures contracts and other permitted investments shall not be deemed to entail the issuance of senior securities if appropriately covered. The Fund will not make any investments while outstanding borrowings exceed 5% of the value of its total assets.

5. The Fund may not make loans, although it may invest in debt securities, enter into repurchase agreements and lend its portfolio securities.

6. The Fund may not invest in securities or other assets that the Board of Directors determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities.

7. The Fund may not (a) purchase or sell commodities or commodity contracts (other than financial futures and related options), (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin, except for such short-term credit as may be necessary for the clearance of transactions and except for borrowings in amounts not exceeding 10% of its net assets.

8. The Fund may not purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase or sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

9. The Fund may not act as an underwriter of securities issued by others, except to the extent it may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Fund.

         The foregoing restrictions are fundamental policies that may not be changed without the approval of a majority of the Fund's outstanding voting securities. As used in this Statement of Additional Information, a majority of the Fund's outstanding voting securities means the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy. The Fund's investment objectives, as well as those policies and restrictions which are not fundamental, may be modified by the Board of Directors without shareholder approval if, in the reasonable exercise of its business judgment, modification is determined to be necessary or appropriate to carry out the Fund's objective. However, the Fund will not change its investment policies or restrictions without written notice to shareholders.

         Except as otherwise noted herein and in the Fund's prospectus, the Fund's investment objectives and policies may be changed by a vote of the Directors without a vote of shareholders. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments with respect to the Fund more restrictive than the investment policies listed above and in the Prospectus. Should the Fund determine that any commitment made to permit the sale of the Fund's shares in any state is no longer in the best interests of the Fund, it will revoke the commitment by terminating sales of the Fund's shares in the state involved.

FURTHER INFORMATION ON THE NATURE OF THE FUND'S INVESTMENTS

GENERAL CHARACTERISTICS OF CONVERTIBLE SECURITIES. The Fund may invest only in high grade convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. "High grade" securities are those rated within the three highest ratings categories of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) or that are determined by the investment adviser to be of equivalent quality. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.
In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than nonconvertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar nonconvertible securities.

GENERAL CHARACTERISTICS OF FOREIGN SECURITIES. Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies.

         Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Because investments in foreign securities will usually involve currencies of foreign countries, and because the Fund may hold foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts or purchase or writing put or call options on foreign currencies.

GENERAL CHARACTERISTICS OF SECURITIES LENDING. In compliance with Securities and Exchange Commission guidelines, any loans by the Fund of securities in its portfolio would be required to be secured with collateral (consisting of any combination of U.S. currency, securities issued or guaranteed by the United States Government or any agency thereof, or irrevocable letters of credit or other debt securities issued by entities rated within the two highest grades assigned by S&P or Moody's or has been determined by the investment adviser to be of equivalent quality).

         The borrower must agree to add to such collateral to cover increases in the market value of the loaned securities and the Fund must be entitled to terminate any loan at any time, with the borrower obligated to redeliver borrowed securities within five trading days. The borrower must agree that the Fund will receive all dividends, interest or other distributions on loaned securities and the Fund must be able to vote loaned securities whenever the right to vote is material to the Fund's performance.

GENERAL CHARACTERISTICS OF OPTIONS. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security, index or currency (in the case of a call option) or to sell a specified security, index or currency (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.

         The Fund may invest in both conventional options which generally have a maximum life of 9 months or less as well as longer term options which may be exercised for longer periods of up to two or three years. Premiums paid (or received) upon the purchase (or sale) of these long term options may be two to three times the price of a short-term option.

         The Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. The Fund's purchase of a call option on a security, index or currency might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

GENERAL CHARACTERISTICS OF FUTURES. The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed, which could result in a decrease in the Fund's net asset value. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

GENERAL CHARACTERISTICS OF CURRENCY TRANSACTIONS. A forward foreign currency exchange contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a rating within the two highest grades assigned by S&P or Moody's or that are determined by the investment adviser to be of equivalent quality.

         The Fund's dealings in currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to cross hedging as described below.

         The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

USE OF SEGREGATED ACCOUNTS. Futures contracts, options, options on futures contracts, foreign forward currency contracts and foreign currency contracts require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

INVESTMENT IN UNSEASONED ISSUERS. The Fund may invest in securities of issuers which have a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business, if such purchase would not cause the value of the Fund's investments in all such companies to exceed 5% of the value of its net assets.

                             DIRECTORS AND OFFICERS

The Directors and Officers of the Fund and their principal occupations during the past five years are set forth below.

                                                                 Principal Occupations During the
                                 Positions held                  Past Five
 Name, Address and Age           with the Fund                   Years
 ---------------------           --------------                  ----------------------------------


 Elizabeth R. Bramwell*          Director, President and Chief   President and Chief Executive
 745 Fifth Avenue                Executive Officer, Chief        Officer, Bramwell Capital
 New York, NY 10151              Financial Officer and Chief     Management (February
 Age: 56                         Investment Officer              1994-present); President, Chief
                                                                 Investment Officer, Portfolio
                                                                 Manager and Trustee, The Gabelli
                                                                 Growth Fund (April 1987-February
                                                                 1994).

 J. Sinclair Armstrong           Director                        Partner (1980-1984) and Counsel
 200 Park Avenue                                                 (1984-1995), Whitman Breed Abbott
 New York, NY 10166                                              & Morgan (formerly Whitman Ransom)
 Age: 81                                                         (law firm); Director and
                                                                 Secretary, The Reed Foundation,
                                                                 (1986-present) (philanthropy);
                                                                 Executive Vice President, U.S.
                                                                 Trust Co. of New York (1959-1980);
                                                                 Assistant Secretary of the Navy
                                                                 for Financial Management and
                                                                 Comptroller, Department of the
                                                                 Navy (1957-1959); Chairman
                                                                 (1955-1957) and Commissioner
                                                                 (1953-1957) of the Securities and
                                                                 Exchange Commission.

 Isabel H. Benham                Director                        Treasurer (1995-present) and
 745 Fifth Avenue                                                former President (1992-1995),
 New York, NY 10151                                              Board of Trustees of the John W.
 Age: 87                                                         Barringer III National Railroad
                                                                 Library; Director, Executive
                                                                 Committee, Finance Committee, St.
                                                                 Louis Mercantile Library
                                                                 (1993-1995); President, Printon
                                                                 Kane Research Inc. (1978-1991)
                                                                 (railroad analysis and
                                                                 valuations); Senior Vice
                                                                 President, Shearson Haydon Stone
                                                                 Corp. (1968-1978).

 George F. Keane                 Director                        President Emeritus and Senior
 450 Post Road East                                              Investment Advisor (1993-present)
 Westport, CT 06880                                              and founding Chief Executive
 Age: 67                                                         Officer (1971-1992), The Common
                                                                 Fund (investment management);
                                                                 President Emeritus and Senior
                                                                 Investment Advisor (1993-present)
                                                                 and Founding Chief Executive
                                                                 Officer (1988-1992), Endowment
                                                                 Advisers, Inc. (investment
                                                                 management); Director and Chairman
                                                                 of Investment Committee, United
                                                                 Negro College Fund (1982-present);
                                                                 Trustee, Nicholas-Applegate
                                                                 Investment Trust (1993-present);
                                                                 Member, Investment Advisory
                                                                 Committee, New York State Common
                                                                 Retirement Fund  (1982-present);
                                                                 Director, School, College and
                                                                 University Underwriters Ltd.,
                                                                 Bermuda (1986-present); Director,
                                                                 United Educators Risk Retention
                                                                 Group (1989-present); Director,
                                                                 RCB Trust Company (1991-present);
                                                                 Director, National Association of
                                                                 College & University Business
                                                                 Officers (1993-present); Chairman
                                                                 of the Board, Trigen Energy
                                                                 Corporation (1994-present);
                                                                 Director, Universal Stainless &
                                                                 Alloy Products (1994-present).

 James C. Sargent                Director                        Counsel, Opton, Handler, Gottlieb,
 52 Vanderbilt Avenue                                            Feiler & Katz (1995-present) (law
 New York, NY  10017                                             firm); Director, Scan-Graphics
 Age: 80                                                         (1992-present); Director, Austin's
                                                                 International (1992-present);
                                                                 Partner, Whitman Breed Abbott &
                                                                 Morgan (formerly Whitman Ransom)
                                                                 (1964-1994) (law firm); Assistant
                                                                 General Counsel, CIT Finance
                                                                 Corporation (1960-1964); Regional
                                                                 Administrator, New York City
                                                                 (1955-1956) and Commissioner
                                                                 (1956-1960), Securities and
                                                                 Exchange Commission.

 Martha R. Seger, Ph.D.          Director                        Chairman, Martha Seger &
 220 Park Avenue                                                 Associates (1992-present); Current
 Birmingham, MI  40889                                           Director, Amerisure, Amoco,
 Age: 64                                                         Providian, Fluor, Johnson
                                                                 Controls, Kroger, Tucson Electric
                                                                 Power and Xerox; Governor, Federal
                                                                 Reserve Board (1984-1991);
                                                                 Commissioner of Financial
                                                                 Institutions, State of Michigan
                                                                 (1981-1982); Chief Economist,
                                                                 Detroit Bank & Trust
                                                                 (Comerica)(1967-1974).

 Mary F. McCollum                Secretary and Treasurer         Executive Vice President, Bramwell
 745 Fifth Avenue                                                Capital Management (May
 New York, NY 10151                                              1994-present);
 Age: 50                                                         Vice President, Operations and
                                                                 Corporate Secretary (1985-1993),
                                                                 Assistant Treasurer/ Assistant
                                                                 Secretary (1983-1985) and
                                                                 Financial Administrator
                                                                 (1982-1983), The Common Fund
                                                                 (investment management).

 Margaret Bancroft               Assistant Secretary             Partner, Dechert Price &
 477 Madison Avenue                                              Rhoads (law firm and counsel to
 New York, NY 10022                                              the Fund).
 Age: 58

--------------------

* Directors who are "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act). The Directors of the Fund who are officers or employees of the investment adviser receive no remuneration from the Fund. Each of the other Directors is paid an annual retainer of $3,000 and a fee of $500 for each meeting attended and is reimbursed for the expenses of attending meetings.

         The following table sets forth information regarding compensation of the Directors by the Fund for the fiscal year ended June 30, 1996. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund.

                              COMPENSATION TABLE*
                      (FISCAL PERIOD ENDED JUNE 30, 1996)

                                                                                                         TOTAL
                                                         PENSION OR                                   COMPENSATION
                                   AGGREGATE             RETIREMENT                                 FROM REGISTRANT
                                  COMPENSATION        BENEFITS ACCRUED          ESTIMATED               AND FUND
                                      FROM               AS PART OF          ANNUAL BENEFITS         COMPLEX PAID**
      NAME OF DIRECTOR             REGISTRANT           FUND EXPENSES        UPON RETIREMENT          TO DIRECTORS
      ----------------             ----------         ----------------       ---------------         --------------

 Elizabeth R. Bramwell                 0                     0                      0                      0

 J. Sinclair Armstrong               $5,000                 None                   N/A                   $5,000

 Isabel H. Benham                    $5,000                 None                   N/A                   $5,000

 George F. Keane                     $5,000                 None                   N/A                   $5,000

 James C. Sargent                    $5,000                 None                   N/A                   $5,000

 Martha R. Seger                     $5,000                 None                   N/A                   $5,000

----------------

*        Compensation is for the fiscal year ended June 30, 1996.

** The Fund is not part of any fund complex because it is not related to any registered investment company and its investment adviser does not act as investment adviser to any other registered investment company (although it does act as subadviser with respect to the assets of such a company); accordingly, the compensation reported in column (5) includes only compensation paid by the Fund.

         As of October 16, 1996, the officers and Directors of the Fund owned 1.5% of the outstanding shares of capital stock of the Fund. The Fund knows of no person who owns beneficially more than 5% of the capital stock of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         For the Fund's first fiscal period (the period from August 1, 1994 through June 30, 1995), the Fund paid the investment adviser an investment advisory fee of $15,615. During that period, the investment adviser earned an investment advisory fee of $211,052 pursuant to its investment advisory agreement with the Fund, but voluntarily waived $195,437 of such fee in order to limit the Fund's expenses to an annual rate of 1.75% of its average net assets during such period.

         For the fiscal period ended June 30, 1996, the Fund paid the investment adviser an investment advisory fee of $1,195,114. During that period, the investment adviser earned an investment advisory fee of $1,238,851 pursuant to its investment advisory agreement with the

Fund, but voluntarily waived $43,737 of such fee in order to limit the Fund's expenses to an annual rate of 1.75% of its average net assets during such period. The investment adviser has voluntarily agreed to so limit the Fund's total expenses (excluding interest, taxes, brokerage and extraordinary expenses) until June 30, 1997. After such date, the expense limitation may be terminated or revised at any time.

         For the Fund's fiscal period from August 1, 1994 through June 30, 1995, the Fund paid the administrator a fee of $58,607. For the fiscal year ended June 30, 1996, the Fund paid the administrator a fee of $155,413.

                               DISTRIBUTION PLAN

         The Fund has adopted a Service and Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time-to-time by the Board of Directors, or up to 0.25% of the Fund's average daily net assets.

         Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of Financial Service Agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

         For the fiscal year ended June 30, 1996, the distribution expenses related to the Fund were $67,888 for Fund literature and materials, $82,896 for advertising, $191,129 for broker fees, and $136,348 for Fund reports and materials for current shareholders and administration of current accounts. The Fund paid BramCap $309,708 of the total $478,261 as reimbursement for these costs under the Plan, with the balance being borne by BramCap.

         Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Directors approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Directors concludes at least annually that continuation of the Plan is likely to benefit shareholders.

                               PORTFOLIO TURNOVER

         While it is difficult to predict, the investment adviser expects that the annual portfolio turnover rate of the Fund will not exceed 100%. A greater rate may be experienced during periods of marketplace volatility which necessitate more active trading, as was the case in the 1996 fiscal year. A higher portfolio turnover rate involves greater transaction costs to the Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed. The Fund's annualized portfolio turnover rate for the fiscal period ended June 30, 1996 was 118%.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the investment adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

         In selecting a broker to execute each particular transaction, the investment adviser takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the investment adviser will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund or the investment adviser's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Directors may determine, the investment adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the investment adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the investment adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the investment adviser's ongoing responsibilities with respect to the Fund.

         Research and investment information is provided by these and other brokers at no cost to the investment adviser and is available for the benefit of other accounts advised by the investment adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the investment adviser's expenses, it is not possible to estimate its value and in the opinion of the investment adviser it does not reduce the investment adviser's expenses in a determinable amount. The extent to which the investment adviser makes use of statistical, research and other services furnished by brokers is considered by the investment adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The investment adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders.

         For the Fund's fiscal year ended June 30, 1996, the Fund paid a total of $332,163 in brokerage commissions with respect to portfolio transactions aggregating $334,485,691. Of such amount, $6,342 in brokerage commissions with respect to portfolio transactions aggregating $21,976,864 was placed with brokers or dealers who provide research and investment information.

         From commencement of the Fund's business activities on August 1, 1994 through the end of its first fiscal period on June 30, 1995, the Fund paid a total of $95,724 in brokerage commissions with respect to portfolio transactions aggregating $58,653,636. Of such amount, $6,342 in brokerage commissions with respect to portfolio transactions aggregating $3,884,929 was placed with brokers or dealers who provide research and investment information.

                            PERFORMANCE INFORMATION

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner.

AVERAGE ANNUAL TOTAL RETURN

         Average annual total return is the average annual compound rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):
                                                  1/n
                                       T = (ERV/P)    - 1

                 Where:
                 T        =       average annual total return

                 P        =       a hypothetical initial investment of $1,000

                 n        =       number of years

                 ERV      =       ending redeemable value: ERV is the value,
                                  at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         It should be noted that average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses. The average annual returns for the fiscal year ended June 30, 1996 and since inception (August 1, 1994) through June 30, 1996 were 19.0% and 22.1%, respectively.

         In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPARISON OF PORTFOLIO PERFORMANCE

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, and the Russell 2000 Index.

         From time to time, in advertising, marketing and other Fund literature, the performance of the Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a Fund's risk. From time to time, the average price-earnings ratio and other attributes of the Fund's or the model portfolio's securities, may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Bramwell Capital funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

                                   TAX STATUS

         The Fund intends to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         Some of the options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character.

Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         The 30% Limitation and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures and forward contracts.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of the Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

         The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of Fund shares will be subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Funds or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                                NET ASSET VALUE

         The Fund's net asset value per share will be calculated separately from the per share net asset value of any other fund of the Company. "Assets belonging to" a fund consist of the consideration received upon the issuance of shares of the particular fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular series. Each fund will be charged with the direct liabilities of that fund and with a share of the general liabilities of the Company's funds. Subject to the provisions of the Charter, determinations by the Directors as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular fund are conclusive.

                               CAPITAL STRUCTURE

DESCRIPTION OF SHARES

         The Company is an open-end management investment company organized as a Maryland corporation on June 3, 1994. The Company's Charter authorizes the Board of Directors to issue up to 500 million shares of common stock, par value $.0001 per share. Two hundred million shares of the Company's authorized common stock have been initially allocated to the Fund. Each share of the Fund has equal voting, dividend, distribution and liquidation rights.

         Shares of the Company have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable.

         Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or the Maryland General Corporation Law.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular funds.

         Notwithstanding any provision of the Maryland General Corporation Law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Company outstanding (or of a class or series of the Company, as applicable) will be effective, except to the extent otherwise required by the 1940 Act and rules thereunder. In addition, the Charter provides that, to the extent consistent with the General Corporation Law of Maryland and other applicable law, the By-Laws may provide for authorization to be given by the affirmative vote of the holders of less than a majority of the total number of shares of the Company outstanding (or of a class or series).

                              HOW TO REDEEM SHARES

         The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend or holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; and (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

         The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

         It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for the Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. However, the Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs on their sales.

                                    EXPERTS

         The Financial Statements of the Fund as of June 30, 1996, included in this Statement of Additional Information have been so included in reliance on the report of Coopers & Lybrand L.L.P., independent certified public accountants, given on the authority of said firm as experts in accounting and auditing.

                                    APPENDIX



                        RATINGS OF INVESTMENT SECURITIES

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Fund's investment adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. and Standard & Poor's Corporation.

MOODY'S INVESTORS SERVICE, INC. RATINGS.

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

STANDARD & POOR'S CORPORATION RATING.

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                           PART C. OTHER INFORMATION


Item 24.       Financial Statements and Exhibits.

        (a)    Financial Statements

               Included in Part A of the Registration Statement:
                     Financial Highlights.

               Included in Part B of the Registration Statement:
                     Financial Statements for the period August 1, 1994 (commencement of operations) through June 30, 1996, including notes thereto, are incorporated by reference in the Statement of Additional Information from the Registrant's Annual Report dated as of June 30, 1996. A copy of the Annual Report is included following the Statement of Additional Information.

                 (b)   Exhibits

                 1.    Articles of Incorporation*

                 2.    By-Laws*

                 3.    Not Applicable

                 4.    Not Applicable

                 5.    Form of Investment Advisory Agreement**

                 6.    Not Applicable

                 7.    Not Applicable

                 8.    Form of Custodian Agreement**

                 9.    (a) Form of Administrative and Fund Accounting
                           Agreement**
                       (b) Form of Transfer Agent Agreement**

                 10.   Opinion and Consent of Dechert Price & Rhoads**

                 11.   Consent of Independent Certified Public Accountants

                 12.   Not Applicable

                 13.   Investment Representation Letters**

                 14. Form of Individual Retirement Account Disclosure Statement, Individual Retirement Custodial Account and Application Forms**

                 15.   Service and Distribution Plan**

----------------------------

*                Filed with initial Registration Statement on June 3, 1994.

**               Filed with Pre-Effective Amendment No. 1 on August 1, 1994.

                 16. Schedule for computation of performance quotation provided in response to Item 22

                 17.   Not Applicable

                 18. Powers of Attorney of Mesdames Bramwell, Benham and Seger and Messrs. Armstrong, Keane and Sargent**

Item 25.         Persons Controlled by or under Common Control with Registrant.

                 Not applicable.

Item 26.         Number of Holders of Securities.

                 As of September 30, 1996, there were 8,387 record holders of shares of The Bramwell Growth Fund, the only series of the Registrant's common stock.

Item 27.         Indemnification.

                 The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporation and Associations Article of the General Corporation Law of the State of Maryland (Maryland Law) controlling the indemnification of directors and officers. Since the Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

                 The general effect of these statutes is to protect directors, officers, employees and agents of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the indemnified person acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The Articles of Incorporation of the Registrant make the indemnification if its directors, officers, employees and agents mandatory subject only to the conditions and limitations imposed by the applicable provisions of the Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 (the 1940 Act) as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

                 In referring in its Articles of Incorporation to, and making indemnification of directors subject the conditions and limitations of, both the applicable provisions of the Maryland Law and Section 17(h) of the 1940 Act, the Registrant intends that conditions and limitations on the extent of the indemnification of directors and officers imposed by the provisions of either the Maryland Law or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its Articles of Incorporation to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its Articles of Incorporation to use reasonable and fair means in determining whether indemnification of a director or officer should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (indemnitee) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office (disabling conduct) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorney's fees or other expenses incurred by a director or officer in his or her defense only if (in addition to his or her undertaking to repay the advance if he or she is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his or her undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

              In addition, the Registrant will maintain a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for claims made by reason of any acts, errors or omissions committed in their capacity as directors or officers. The policy will contain certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

              Insofar as indemnification for liability arising under the Securities Act of 1933 (the 1933 Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Advisor

              The descriptions of the Investment Adviser under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

              Bramwell Capital Management, Inc. also acts as investment adviser to entities and individuals which are not registered investment companies and as a subadviser to a registered investment company.

Item 29.      Principal Underwriters

              Not Applicable.

Item 30.      Location of Accounts and Records.

              The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act and the rules promulgated thereunder are in the physical possession of Registrant, Registrant's Custodian and Registrant's Administrator as follows: the documents required to be maintained by paragraphs
              (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (1), (2)(i-iii), (8) and (12) of Rule 31a-1(b) will be maintained by Registrant's Administrator; and all other records will be maintained by the Registrant's Custodian.

Item 31.      Not Applicable.

  Item 32. The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, and that it will assist communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of November, 1996.


                           THE BRAMWELL FUNDS, INC.



                           By:               *
                                  ----------------------
                                  Elizabeth R. Bramwell
                                  President


       Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


              Signatures                     Title                           Date
              ----------                     -----                           ----
        *
-------------------------         Director and President (principal          11/1/96
Elizabeth R. Bramwell             executive, financial and accounting
                                  officer)

        *
-------------------------         Director                                   11/1/96
J. Sinclair Armstrong

        *                         Director                                   11/1/96
-------------------------
Isabel H. Benham

        *                         Director                                   11/1/96
-------------------------
George F. Keane

        *
-------------------------         Director                                   11/1/96
James C. Sargent

        *
-------------------------         Director                                   11/1/96
Martha R. Seger



*By:     /s/ Margaret A. Bancroft
         -----------------------------
         Margaret A. Bancroft
         as Attorney-in-Fact